Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Summary of property and equipment, net
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Computer, equipment and furniture	110,209	130,327	21,006
Motor vehicles	5,732	6,319	1,018
Leasehold improvements	35,555	35,983	5,799
Total	151,496	172,629	27,823
Less: accumulated depreciation	(56,370)	(82,935)	(13,367)
Net book value	95,126	89,694	14,456